OPERATING EXPENSES - Schedule of Operating Expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation and amortisation:
Depreciation and amortisation expense	£ 2,348	£ 2,777	£ 2,670
Total operating expenses	9,199	10,206	9,196
Gain on disposal of leased assets	197	249	127
Accumulated depreciation and impairment | Premises
Depreciation and amortisation:
Depreciation of property, plant and equipment	112	121	124
Accumulated depreciation and impairment | Equipment
Depreciation and amortisation:
Depreciation of property, plant and equipment	558	777	676
Accumulated depreciation and impairment | Operating lease assets (see below)
Depreciation and amortisation:
Depreciation of property, plant and equipment	570	709	1,002
Accumulated depreciation and impairment | Right-of-use assets (note 22)
Depreciation and amortisation:
Depreciation of property, plant and equipment	213	216	215
Operating expense
Staff costs:
Salaries	2,350	2,260	2,382
Performance-based compensation	409	282	106
Social security costs	322	290	271
Pensions and other post-retirement benefit schemes (note 27)	439	523	552
Restructuring costs	36	88	161
Other staff costs	297	249	143
Employee benefits expense	3,853	3,692	3,615
Premises and equipment costs:
Rent and rates	102	116	115
Repairs and maintenance	136	161	172
Other	54	(62)	138
Premises and equipment cost	292	215	425
Other expenses:
Communications and data processing	1,412	1,154	996
Advertising and promotion	170	161	184
Professional fees	210	150	128
Regulatory and legal provisions (note 29)	225	1,177	414
Other	689	880	760
Other expenses, by nature	2,706	3,522	2,482
Depreciation and amortisation:
Depreciation of property, plant and equipment	1,453	1,823	2,017
Amortisation of other intangible assets (note 20)	895	954	653
Depreciation and amortisation expense	2,348	2,777	2,670
Goodwill impairment (note 19)	0	0	4
Total operating expenses	£ 9,199	£ 10,206	£ 9,196